Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ETF TRUST
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000243703
Shareholder Report [Line Items]
Fund Name	China Equity ETF
Trading Symbol	NBCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBCE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBCE-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
China Equity ETF	$40	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 16,092,605
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$16,092,605
Number of Portfolio Holdings	69
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.5%
Industrials	17.3%
Financials	16.9%
Materials	14.8%
Consumer Staples	5.8%
Health Care	5.0%
Consumer Discretionary	4.8%
Energy	3.6%
Utilities	1.5%
Real Estate	0.6%
Communication Services	0.6%
Short-Term Investments	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
China	94.0%
United States	3.8%
Hong Kong	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Contemporary Amperex Technology Co. Ltd. Class A	3.5%
China Merchants Bank Co. Ltd. Class A	3.3%
Montage Technology Co. Ltd. Class A	3.1%
Sieyuan Electric Co. Ltd. Class A	2.8%
Kweichow Moutai Co. Ltd. Class A	2.8%
Weichai Power Co. Ltd. Class A	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
Zhongji Innolight Co. Ltd. Class A	2.3%
Ping An Insurance Group Co. of China Ltd. Class A	2.3%
Jiangsu Zhongtian Technology Co. Ltd. Class A	2.3%

C000237927
Shareholder Report [Line Items]
Fund Name	Commodity Strategy ETF
Trading Symbol	NBCM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbcm-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commodity Strategy ETF	$35	0.64%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
AssetsNet	$ 351,879,258
Holdings Count | Holding	189
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$351,879,258
Number of Portfolio Holdings	189
Portfolio Turnover Rate	25%

Holdings [Text Block]

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Table Summary
Gold 100 Oz	17.6%
Copper	10.1%
Primary Aluminum	8.2%
Brent Crude	7.8%
Natural Gas	7.5%
Zinc	5.9%
WTI Crude	5.4%
Soybean Oil	4.7%
Soybean	4.4%
Silver	4.0%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Table Summary
Primary Aluminum	(4.0)%
Copper	(3.6)%
Zinc	(3.1)%
Lead	(2.4)%
Nickel	(1.1)%
Tin	(1.1)%
Wheat	(0.3)%

C000251139
Shareholder Report [Line Items]
Fund Name	Core Equity ETF
Trading Symbol	NBCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbcr-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Core Equity ETF	$15	0.29%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 880,857,016
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$880,857,016
Number of Portfolio Holdings	207
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.4%
Financials	13.4%
Communication Services	12.2%
Consumer Discretionary	10.7%
Industrials	9.9%
Health Care	9.7%
Consumer Staples	4.7%
Energy	3.6%
Materials	2.9%
Utilities	2.3%
Real Estate	1.4%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Alphabet, Inc. Class A	4.0%
Amazon.com, Inc.	3.3%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Broadcom, Inc.	2.3%
Aon PLC Class A	1.7%
Tesla, Inc.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000234392
Shareholder Report [Line Items]
Fund Name	Disrupters ETF
Trading Symbol	NBDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBDS-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Disrupters ETF	$26	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
AssetsNet	$ 27,375,475
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$27,375,475
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	58.2%
Health Care	8.4%
Industrials	7.8%
Consumer Discretionary	7.1%
Financials	6.5%
Communication Services	5.1%
Utilities	3.7%
Short-Term Investments	3.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.0%
Nova Ltd.	6.2%
Intuitive Surgical, Inc.	5.0%
Advanced Micro Devices, Inc.	4.4%
ASML Holding NV	4.4%
Monolithic Power Systems, Inc.	4.1%
ARM Holdings PLC ADR	4.0%
Constellation Energy Corp.	3.7%
Amazon.com, Inc.	3.7%
Snowflake, Inc.	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000255686
Shareholder Report [Line Items]
Fund Name	Growth ETF
Trading Symbol	NBGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBGX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBGX-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Growth ETF	$21	0.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 13,391,995
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$13,391,995
Number of Portfolio Holdings	50
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	38.1%
Communication Services	16.3%
Consumer Discretionary	13.1%
Industrials	9.3%
Financials	8.2%
Health Care	6.5%
Utilities	2.8%
Consumer Staples	2.7%
Energy	0.7%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.2%
Alphabet, Inc. Class A	8.0%
Microsoft Corp.	7.5%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.3%
Meta Platforms, Inc. Class A	4.6%
Broadcom, Inc.	3.9%
Netflix, Inc.	3.1%
Eli Lilly & Co.	3.0%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000252374
Shareholder Report [Line Items]
Fund Name	Japan Equity ETF
Trading Symbol	NBJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbjp-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Japan Equity ETF	$28	0.49%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%
AssetsNet	$ 125,392,256
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$125,392,256
Number of Portfolio Holdings	61
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.4%
Consumer Discretionary	18.9%
Financials	13.4%
Information Technology	11.6%
Real Estate	8.6%
Materials	4.9%
Health Care	4.7%
Communication Services	1.1%
Short-Term Investments	2.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Japan	97.6%
United States	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Mizuho Financial Group, Inc.	4.0%
Sumitomo Realty & Development Co. Ltd.	3.8%
Sumitomo Electric Industries Ltd.	3.8%
Tokio Marine Holdings, Inc.	3.2%
Taisei Corp.	3.1%
Kinden Corp.	3.1%
Toyota Motor Corp.	3.0%
Tokyo Electron Ltd.	2.9%
Niterra Co. Ltd.	2.9%
Ebara Corp.	2.8%

C000245650
Shareholder Report [Line Items]
Fund Name	Option Strategy ETF
Trading Symbol	NBOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBOS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBOS-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Option Strategy ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 442,417,470
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$442,417,470
Number of Portfolio Holdings	23
Portfolio Turnover Rate	66%

Holdings [Text Block]

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury Obligations	Value
Less than 1 year	54.2%
1 to 3 years	42.7%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

Table Summary
SPDR S&P 500 ETF Trust $685, due 03/20/26	24.2%
SPDR S&P 500 ETF Trust $682, due 03/27/26	24.1%
SPDR S&P 500 ETF Trust $684, due 03/13/26	18.9%
SPDR S&P 500 ETF Trust $689, due 03/06/26	13.1%
SPDR S&P 500 ETF Trust $678, due 03/06/26	11.8%
SPDR S&P 500 ETF Trust $683, due 03/13/26	5.4%
SPDR S&P 500 ETF Trust $682, due 03/20/26	0.6%
SPDR S&P 500 ETF Trust $683, due 03/27/26	0.4%
SPDR S&P 500 ETF Trust $681, due 03/27/26	0.4%
SPDR S&P 500 ETF Trust $695, due 03/13/26	0.3%

C000248517
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap ETF
Trading Symbol	NBSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbsm-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Small-Mid Cap ETF	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 226,217,718
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$226,217,718
Number of Portfolio Holdings	64
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	33.9%
Financials	16.8%
Information Technology	14.4%
Energy	6.0%
Utilities	5.7%
Health Care	5.0%
Real Estate	2.9%
Consumer Discretionary	2.9%
Communication Services	2.6%
Materials	2.1%
Consumer Staples	1.7%
Short-Term Investments	6.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional Treasury Money Market Fund Premier Class	6.0%
Tidewater, Inc.	2.6%
Valmont Industries, Inc.	2.6%
Brady Corp. Class A	2.3%
Gates Industrial Corp. PLC	2.3%
Kirby Corp.	2.3%
White Mountains Insurance Group Ltd.	2.2%
Littelfuse, Inc.	2.2%
RBC Bearings, Inc.	2.2%
CNX Resources Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.